1
Gabelli Love Our Planet & People ETF
Schedule of Investments — September 30, 2022 (Unaudited)
Shares Market Value
COMMON STOCKS – 93.0%
Automotive – 1.7%
6,075
General Motors Co. .................................
$ 194,947
Automotive Parts and Accessories – 3.5%
1,505
Cummins Inc. ..........................................
306,283
9,000
Dana Inc. ................................................
102,870
409,153
Banking – 0.9%
22,273
Banco Bilbao Vizcaya Argentaria SA,
ADR ....................................................
99,115
Building and Construction – 4.9%
2,500
Carrier Global Corp. ................................
88,900
5,300
Gibraltar Industries Inc.† ........................
216,929
5,350
Johnson Controls International plc .........
263,327
569,156
Business Services – 2.1%
10,386
Resideo Technologies Inc.† ....................
197,957
3,400
Willdan Group Inc.† ................................
50,354
248,311
Consumer Products – 1.6%
4,302
Unilever plc, ADR ...................................
188,600
Diversified Industrial – 3.7%
12,750
ABB Ltd., ADR ........................................
327,165
2,800
AZZ Inc. ..................................................
102,228
429,393
Electronics – 4.8%
20,000
Flex Ltd.† ................................................
333,200
30,000
Mirion Technologies Inc.† .......................
224,100
557,300
Energy and Utilities – 17.7%
1,632
American Water Works Co. Inc. ..............
212,421
7,170
Archaea Energy Inc., Cl. A† ...................
129,132
6,007
Avangrid Inc. ...........................................
250,492
7,720
Brookfield Renewable Corp., Cl. A .........
252,289
6,422
Enviva Inc. ..............................................
385,705
3,665
NextEra Energy Inc. ................................
287,373
5,700
NextEra Energy Partners LP ..................
412,167
2,138
Xcel Energy Inc. ......................................
136,832
2,066,411
Environmental Services – 12.3%
50,000
Ardagh Metal Packaging SA ...................
242,000
1,900
Darling Ingredients, Inc.† ........................
125,685
6,414
Evoqua Water Technologies Corp.† ........
212,111
2,756
Republic Services Inc. ............................
374,926
3,600
Waste Connections Inc. ..........................
486,468
1,441,190
Equipment and Supplies – 8.8%
1,400
Crown Holdings Inc. ................................
113,442
Shares Market Value
2,400
Hubbell Inc. .............................................
$ 535,200
3,070
The Timken Co. .......................................
181,253
750
Valmont Industries Inc. ...........................
201,465
1,031,360
Financial Services – 5.8%
5,488
Franklin Resources Inc. ..........................
118,102
3,500
HumanCo Acquisition Corp., Cl. A† ........
34,860
6,500
ING Groep NV, ADR ...............................
55,250
5,104
Janus Henderson Group plc ...................
103,662
1,200
S&P Global Inc. ......................................
366,420
678,294
Health Care – 6.2%
3,800
Baxter International Inc. ..........................
204,668
1,270
BioMarin Pharmaceutical Inc.† ...............
107,658
2,850
Bristol-Myers Squibb Co. ........................
202,606
550
Illumina Inc.† ..........................................
104,935
400
Intellia Therapeutics, Inc.† ......................
22,384
900
Royalty Pharma plc, Cl. A .......................
36,162
171
Vertex Pharmaceuticals Inc.† .................
49,511
727,924
Machinery – 7.3%
21,000
CNH Industrial NV ..................................
234,570
875
Deere & Co. ............................................
292,154
3,750
Xylem Inc. ...............................................
327,600
854,324
Materials – 1.1%
7,000
American Vanguard Corp. .......................
130,900
Metals and Mining – 2.0%
7,500
Livent Corp.† ..........................................
229,875
Real Estate Investment Trust – 3.1%
12,500
Weyerhaeuser Co. ..................................
357,000
Specialty Chemicals – 3.0%
1,518
Air Products and Chemicals Inc. .............
353,284
Technology Services – 2.5%
3,000
Alphabet Inc., Cl. C† ...............................
288,450
TOTAL COMMON STOCKS .......... 10,854,987
Principal
Amount
0 – 7.0%
$ 825,000 U.S. Treasury Bills,
2.27% to 3.17%††, 10/13/22 to 12/29/22
821,714
TOTAL INVESTMENTS — 100.0%
(cost $12,864,505) ..................................
$ 11,676,701
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR    American Depositary Receipt